Schedule of carrying amounts of lease liabilities and the movements during the period (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Presentation of leases for lessee [abstract]
Balance as of April 1	₨ 539,628	₨ 210,130
Additions	20,250	479,039
Finance cost accrued during the period (Refer note 16)	72,033	56,394
Deletions	(25,251)	(102,201)
Payment of lease liabilities	(81,656)	(103,734)
Gain on modification of leases/rent concession (Refer note 10)	(22,036)
Balance as of March 31	₨ 502,968	₨ 539,628